Related Party Transactions and Balances (Details) - Schedule of Amount Due from and Due to Related Parties - Related Party Transactions and Balances [Member] - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties	[1]	$ 3,901,645	$ 3,445,715
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties	[1],[2]	3,459,129	3,829,335
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties	[1],[2]	642,804	1,072,945
Jiangsu Youdi Technology Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties	[1],[2]	253,478	372,733
Jianhui Ye [Member]
Related Party Transactions and Balances (Details) - Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties	[3]	155	4,742
Shuang Wu [Member]
Related Party Transactions and Balances (Details) - Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties	[3]		214,441
Amount due to related parties	[4],[5]	474,650
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties	[1]		452,048
Amount due to related parties	[6]	215,410
Beijing Weiqi Technology Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties	[7]		26,715
Related Party [Member]
Related Party Transactions and Balances (Details) - Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties		8,257,211	9,418,674
Amount due to related parties		850,213	591,638
Nanjing Mingfeng Technology Co.,Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[4],[8]	71,811	82,717
Yan Fang [Member]
Related Party Transactions and Balances (Details) - Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[5]	68,451	30,672
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[4]	19,891	914
Huiyan Xie [Member]
Related Party Transactions and Balances (Details) - Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[5]		$ 477,335

[1]	The balance mainly is prepayments for purchasing e-bicycle gears and e-bicycles.
[2]	The balance mainly is loans with annual interest as stated in contracts to associates.
[3]	The balance mainly is advances made to the management for the Company’s daily operational purposes.
[4]	The balance mainly was loan from related parties.
[5]	The balance mainly was the expenses paid by related parties on behalf of the Company for daily operation.
[6]	The balance mainly was the payable for purchasing e-bicycles.
[7]	The balance is the receivable generated from the sales of e-bicycles.
[8]	The balance mainly was payable for payment received on behalf of a related party.